Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2025
Fidelity Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(6.18%)
Past 5 years	(5.20%)
Past 10 years	0.72%
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(7.54%)
Past 5 years	(6.37%)
Past 10 years	(1.91%)
Fidelity Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.63%)
Past 5 years	(4.15%)
Past 10 years	(0.92%)
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Past 10 years	1.35%
LB010
Average Annual Return:
Past 1 year	(6.41%)
Past 5 years	(5.20%)
Past 10 years	(0.64%)